Issued Share Capital - Additional Information (Details) kr / shares in Units, € in Thousands, kr in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 DKK (kr) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 DKK (kr) kr / shares	Jan. 01, 2023 EUR (€) shares	Jan. 01, 2023 DKK (kr) kr / shares shares
Issued Share Capital
Share capital issued	€ 41,838		€ 41,838	kr 311,409	€ 26,575	kr 197,600
Number of share capital issued					197,600,000	197,600,000
Par value per share | kr / shares				kr 1		kr 1
Issued for capital increase			311,409,868
December 2023 for capital increase
Issued Share Capital
Par value per share | kr / shares				kr 1
Issued for capital increase	€ 15,263	kr 113,809
Issued for capital increase	113,809,868	113,809,868